Offsetting Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Information about Impact of Offsetting of Financial Assets and Liabilities

	Group
	Amounts subject to enforceable netting arrangements
	Effects of offsetting on balance sheet			Related amounts not offset			Assets not subject to
2019	Gross amounts £m	Amounts offset £m	Net amounts on balance sheet £m	Financial instruments £m	Financial collateral (1) £m	Net amount £m	enforceable netting arrangements (2) £m	Balance sheet total (3) £m
Assets
Derivative financial assets	4,493	(1,214)	3,279	(768)	(1,915)	596	84	3,363
Reverse repurchase, securities borrowing & similar agreements:
– Amortised cost	25,312	(1,676)	23,636	(537)	(23,099)	0	0	23,636
– Fair value	0	0	0	0	0	0	0	0
Loans and advances to customers and banks (4)	6,036	(1,248)	4,788	0	0	4,788	205,294	210,082

	35,841	(4,138)	31,703	(1,305)	(25,014)	5,384	205,378	237,081

Liabilities
Derivative financial liabilities	2,877	(1,214)	1,663	(768)	(572)	323	46	1,709
Repurchase, securities lending & similar agreements:
– Amortised cost	19,962	(1,676)	18,286	(537)	(17,749)	0	0	18,286
– Fair value	0	0	0	0	0	0	0	0
Deposits by customers and banks (4)	2,482	(1,248)	1,234	0	(502)	732	192,131	193,365

	25,321	(4,138)	21,183	(1,305)	(18,823)	1,055	192,177	213,360

2018
Assets
Derivative financial assets	7,088	(1,872)	5,216	(933)	(2,133)	2,150	105	5,321
Reverse repurchase, securities borrowing & similar agreements:
– Amortised cost	24,733	(3,606)	21,127	(2,721)	(18,406)	—	—	21,127
– Fair value	2,272	—	2,272	—	(2,272)	—	—	2,272
Loans and advances to customers and banks (4)	6,820	(1,308)	5,512	—	—	5,512	199,622	205,134

	40,913	(6,786)	34,127	(3,654)	(22,811)	7,662	199,727	233,854

Liabilities
Derivative financial liabilities	3,412	(1,872)	1,540	(933)	(303)	304	54	1,594
Repurchase, securities lending & similar agreements:
– Amortised cost	14,516	(3,606)	10,910	(2,721)	(8,189)	—	—	10,910
– Fair value	2,110	—	2,110	—	(2,110)	—	—	2,110
Deposits by customers and banks (4)	2,879	(1,308)	1,571	—	(502)	1,069	189,945	191,516

	22,917	(6,786)	16,131	(3,654)	(11,104)	1,373	189,999	206,130

(1)	Financial collateral is reflected at its fair value, but has been limited to the net balance sheet exposure so as not to include any over-collateralisation.
(2)	This column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction.
(3)	The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’.
(4)	The amounts offset within loans and advances to customers/banks or deposits by customers/banks relate to offset mortgages which are classified as either and that are subject to netting.